Notional Values Of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Commodity Contracts
Derivative [Line Items]
Notional amount	$ 1,543	$ 1,349
Foreign Exchange Contracts
Derivative [Line Items]
Notional amount	$ 1,074	$ 901